Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at June 30, 2026 and December 31, 2025 include the following:

	2026	2025
	$	$
Trade receivables	42,883	45,467
Accrued revenues	7,232	5,118
Tax credits receivable	2,932	4,316
Interest receivable	—	39
Other receivables	261	269
	53,308	55,209